Stock-Based Compensation - Fair Value Assumptions of Stock Option Granted (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.86%	2.89%
Expected term (years)	5 years 3 months 7 days	5 years
Volatility	87.93%	126.27%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.61%	3.60%
Expected term (years)	6 years 29 days	6 years 29 days
Volatility	127.00%	132.58%
Stock options | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Unvested restricted stock units | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Unvested restricted stock units | 2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	421.00%
Expected term (years)	9 months 21 days
Volatility	87.40%
Unvested restricted stock units | 2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	454.00%
Expected term (years)	3 years 1 month 9 days
Volatility	87.90%